Loan Servicing (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loan Servicing
Unpaid principal balances of mortgage loans serviced for others	$ 4,610,868	$ 167,673,467
Net gain realized on the sale of loans	$ 1,027,175	$ 290,116